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  Institutional Class Prospectus Supplement


Morgan Stanley Institutional Fund Trust


 Supplement dated June 19, 2002 to the Institutional Class Prospectus dated January 31, 2002 of:

 Balanced Portfolio

 Multi-Asset-Class Portfolio

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The Institutional Class Prospectus is hereby amended and supplemented to reflect changes in the management of the Balanced Portfolio and the Multi-Asset-Class Portfolio of Morgan Stanley Institutional Fund Trust.

Accordingly, the "Balanced Portfolio" paragraph in the section of the Prospectus titled "Portfolio Management" is hereby replaced by the following:

Balanced Portfolio
The Portfolio's assets are managed by the Asset Allocation Team. Current members of the team include Barton M. Biggs, Managing Director, Cyril Moulle-Berteaux, Managing Director, Francine J. Bovich, Managing Director, and Que Nguyen, Executive Director.

In addition, the "Multi-Asset-Class Portfolio" paragraph in the section of the Prospectus titled "Portfolio Management" is hereby replaced by the following:

Multi-Asset-Class Portfolio
The Portfolio's assets are managed by the Asset Allocation Team. Current members of the team include Barton M. Biggs, Managing Director, Cyril Moulle-Berteaux, Managing Director, Francine J. Bovich, Managing Director, and Que Nguyen, Executive Director.






Please retain this supplement for future reference.